Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Commissions and fees
Lending business	SFr 529	SFr 470	SFr 484	SFr 999	SFr 948
Investment and portfolio management	896	892	841	1,788	1,663
Other securities business	11	12	12	23	22
Fiduciary business	907	904	853	1,811	1,685
Underwriting	513	470	441	983	938
Brokerage	745	810	757	1,555	1,562
Underwriting and brokerage	1,258	1,280	1,198	2,538	2,500
Other services	465	392	370	857	818
Commissions and fees	3,159	SFr 3,046	2,905	6,205	5,951
Bank
Commissions and fees
Lending business				984	933
Investment and portfolio management				1,693	1,566
Other securities business				44	39
Fiduciary business				1,737	1,605
Underwriting				983	948
Brokerage				1,556	1,562
Underwriting and brokerage				2,539	2,510
Other services				866	826
Commissions and fees	SFr 3,120		SFr 2,869	SFr 6,126	SFr 5,874